Stockholders' Equity -10Q - Valuation Assumptions (Details)	Jun. 30, 2023
Stock price
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	1.89
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.0450
Expected life of the warrants
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	2.5
Expected volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	1,242
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0